FINANCIAL EXPENSES, NET (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial expenses:
Foreign currency transaction loss, net			$ 412		$ 79
Remeasurement of warrants	$ 11,105	$ 12,171	13,257	$ 203	994
Others	13	10	16	14	11
Total financial expenses	11,378	12,606	13,685	217	1,084
Financial income:
Foreign currency transaction profit, net	260	425		101
Interest from deposits	436	152	211	613	776
Others				23
Total financial income	436	152	211	737	776
Financial expenses, net	$ 10,942	$ 12,454	$ 13,474	$ (520)	$ 308